Putnam Investments
One Post Office Square
Boston, MA 02109
June 10, 2015

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Small Cap Growth Fund (the “Fund”, a series of Putnam Funds Trust (the “Trust”) (Reg. No. [333-
515) (811- 07513) Post-Effective Amendment No. 211 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Securities and Exchange Commission. The Amendment is marked to show changes from the Prospectus and Statement of Additional Information dated October 30, 2014, filed with the Commission on October 28, 2014. The Amendment is expected to become effective on or about June 29, 2015.

Reflected in the Amendment is disclosure relating to a new class of fund shares, class R6 shares.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 10044.

Very truly yours,

Caitlin Robinson
Associate Counsel

cc:	Bryan Chegwidden, Esq.
Ropes & Gray LLP